UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

             Investment Company Act file number      811-09165
                                               ---------------------

                            Kelmoore Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       2465 East Bayshore Road, Suite 300
                               Palo Alto, CA 94303
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Matthew Kelmon, President
                            Kelmoore Strategic Trust
                       2465 East Bayshore Road, Suite 300
                               Palo Alto, CA 94303
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 486-3717
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            KELMOORE STRATEGY(R) FUND
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      Value
  Shares                                                            (Note 1)
-----------                                                       -------------
COMMON STOCKS - 102.1%
                   CONSUMER DISCRETIONARY - 8.2%
    125,000        General Motors Corp. ........................  $   4,157,500
     50,000        Home Depot, Inc. ............................      1,813,500
     50,000        McDonald's Corp. ............................      1,956,000
     50,000        Walt Disney Co. (The)........................      1,545,500
                                                                  -------------
                                                                      9,472,500
                                                                  -------------

                   CONSUMER STAPLES - 6.6%
     25,000        Altria Group, Inc. ..........................      1,913,750
     60,000        Coca-Cola Co. (The) .........................      2,680,800
     50,000        Procter & Gamble Co. ........................      3,099,000
                                                                  -------------
                                                                      7,693,550
                                                                  -------------

                   ENERGY - 9.4%
     30,000        Chevron Corp. ...............................      1,945,800
     75,000        ConocoPhillips ..............................      4,464,750
     25,000        Exxon Mobil Corp. ...........................      1,677,500
    100,000        Halliburton Co. .............................      2,845,000
                                                                  -------------
                                                                     10,933,050
                                                                  -------------

                   FINANCIALS - 21.1%
     50,000        American Express Co. ........................      2,804,000
     92,500        American International Group, Inc. ..........      6,129,050
     60,000        Citigroup, Inc. .............................      2,980,200
     40,000        Goldman Sachs Group, Inc. ...................      6,766,800
     75,000        Merrill Lynch & Co., Inc. ...................      5,866,500
                                                                  -------------
                                                                     24,546,550
                                                                  -------------

                   HEALTH CARE - 13.5%
     50,000        Amgen, Inc.+ ................................      3,576,500
     54,600        Genentech, Inc.+ ............................      4,515,420
     35,000        Gilead Sciences, Inc.+ ......................      2,404,500
     25,000        Johnson & Johnson  ..........................      1,623,500
     50,000        Merck & Co., Inc. ...........................      2,095,000
     50,000        Pfizer, Inc. ................................      1,418,000
                                                                  -------------
                                                                     15,632,920
                                                                  -------------

                   INDUSTRIALS - 17.5%
     50,000        3M Co. ......................................      3,721,000
     25,000        Boeing Co. ..................................      1,971,250
     50,000        Caterpillar, Inc. ...........................      3,290,000
    125,000        General Electric Co.  .......................      4,412,500
    100,000        Honeywell International, Inc. ...............      4,090,000
     45,000        United Technologies Corp. ...................      2,850,750
                                                                  -------------
                                                                     20,335,500
                                                                  -------------

                   INFORMATION TECHNOLOGY - 20.5%
    150,000        Broadcom Corp., Class A+  ...................      4,551,000
     10,000        Google, Inc., Class A+  .....................      4,019,000
    225,000        Intel Corp. .................................      4,628,250
     50,000        International Business Machines Corp. .......      4,097,000
    150,000        Microsoft Corp. .............................      4,099,500
     97,500        Yahoo!, Inc.+ ...............................      2,464,800
                                                                  -------------
                                                                     23,859,550
                                                                  -------------

                   MATERIALS - 3.1%
     50,000        Alcoa, Inc...................................      1,402,000
     50,000        E.I. du Pont de Nemours & Co. ...............      2,142,000
                                                                  -------------
                                                                      3,544,000
                                                                  -------------

                   TELECOMMUNICATION SERVICES - 2.2%
     70,000        Verizon Communications, Inc. ................      2,599,100
                                                                  -------------


                   TOTAL COMMON STOCKS - 102.1%
                        (Cost $118,804,215).....................    118,616,720
                                                                  -------------

WARRANTS - 0.0%#
  (Cost $0)        INFORMATION TECHNOLOGY - 0.0%#
     36,415        Lucent Technologies, Inc.+ ..................          6,919
                                                                  -------------

                   TOTAL INVESTMENTS - 102.1%
                        (Cost $118,804,215).....................    118,623,639
                                                                  -------------

Number of Contract                           Expiration  Strike
Shares Subject to Call                          Date     Price
----------------------                       ----------  ------
CALL OPTIONS WRITTEN - (3.4)%++
                   CONSUMER DISCRETIONARY - (0.8)%
    125,000        General Motors Corp. ..... 10/21/06   $ 30.00       (475,000)
     50,000        Home Depot, Inc. ......... 10/21/06     32.50       (215,000)
     50,000        McDonald's Corp. ......... 10/21/06     37.50       (125,000)
     50,000        Walt Disney Co. (The)..... 11/18/06     30.00        (82,500)
                                                                  -------------
                                                                       (897,500)
                                                                  -------------

                   CONSUMER STAPLES - (0.1)%
     25,000        Altria Group, Inc. ....... 11/18/06     85.00         (3,750)
     60,000        Coca-Cola Co. (The) ...... 10/21/06     45.00        (24,000)
     50,000        Procter & Gamble Co. ..... 10/21/06     60.00       (120,000)
                                                                  -------------
                                                                       (147,750)
                                                                  -------------

                   ENERGY - (0.2)%
     30,000        Chevron Corp. ............ 10/21/06     65.00        (40,500)
     75,000        ConocoPhillips ........... 10/21/06     60.00        (97,500)
     25,000        Exxon Mobil Corp. ........ 10/21/06     65.00        (72,500)
    100,000        Halliburton Co. .......... 10/21/06     35.00         (5,000)
                                                                  -------------
                                                                       (215,500)
                                                                  -------------

                   FINANCIALS - (0.9)%
     50,000        American Express Co. ..... 11/18/06     55.00       (115,000)
     92,500        American International
                     Group, Inc. ............ 10/21/06     65.00       (157,250)
     60,000        Citigroup, Inc. .......... 10/21/06     50.00        (36,000)
     40,000        Goldman Sachs Group, Inc.. 10/21/06    155.00       (672,000)
     75,000        Merrill Lynch & Co., Inc.. 10/21/06     80.00       (105,000)
                                                                  -------------
                                                                     (1,085,250)
                                                                  -------------

                   HEALTH CARE - (0.4)%
     50,000        Amgen, Inc. .............. 11/18/06     75.00        (47,500)
     54,600        Genentech, Inc. .......... 10/21/06     80.00       (229,320)
     35,000        Gilead Sciences, Inc. .... 10/21/06     67.50       (108,500)
     25,000        Johnson & Johnson  ....... 10/21/06     65.00        (21,250)
     50,000        Merck & Co., Inc. ........ 10/21/06     42.50        (35,000)
     50,000        Pfizer, Inc. ............. 01/20/07     30.00        (27,500)
                                                                  -------------
                                                                       (469,070)
                                                                  -------------

                   INDUSTRIALS - (0.3)%
     50,000        3M Co. ................... 10/21/06     75.00        (67,500)
     25,000        Boeing Co. ............... 10/21/06     80.00        (27,750)
     50,000        Caterpillar, Inc. ........ 10/21/06     70.00        (22,500)
    125,000        General Electric Co. ..... 10/21/06     35.00        (93,750)
    100,000        Honeywell International,
                     Inc. ................... 10/21/06     40.00       (150,000)
     45,000        United Technologies Corp.. 10/21/06     65.00        (27,000)
                                                                  -------------
                                                                       (388,500)
                                                                  -------------

                   INFORMATION TECHNOLOGY - (0.5)%
    150,000        Broadcom Corp., Class A .. 10/21/06     32.50       (127,500)
     10,000        Google, Inc., Class A .... 11/18/06    440.00        (80,000)
    225,000        Intel Corp. .............. 10/21/06     20.00       (202,500)
     50,000        International Business
                     Machines Corp. ......... 10/21/06     85.00        (25,000)
    150,000        Microsoft Corp. .......... 10/21/06     27.50        (52,500)
     97,500        Yahoo!, Inc. ............. 11/18/06     27.50        (73,125)
                                                                  -------------
                                                                       (560,625)
                                                                  -------------

                   MATERIALS - (0.1)%
     50,000        Alcoa, Inc................ 10/21/06     30.00        (12,500)
     50,000        E.I. du Pont de Nemours
                     & Co. .................. 11/18/06     42.50        (75,000)
                                                                  -------------
                                                                        (87,500)
                                                                  -------------

                   TELECOMMUNICATION SERVICES - (0.1)%
     70,000        Verizon Communications,
                     Inc. ................... 10/21/06     35.00       (150,500)
                                                                  -------------

                   TOTAL CALL OPTIONS WRITTEN
                       (Premiums received $2,501,905)...........     (4,002,195)
                                                                  -------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.3% .................      1,539,957
                                                                  -------------
NET ASSETS - 100.0%.............................................  $ 116,161,401
                                                                  =============

+  Non-income producing security.
++ All of the written call options have common stocks pledged as collateral. # Amount represents less than 0.1% of total net assets.


                   Portfolio Sector Weighting
                   (as a percent of market value)
                   ------------------------------
                   1.  Financials                           20.5%
                   2.  Information Technology               20.3
                   3.  Industrials                          17.4
                   4.  Health Care                          13.2
                   5.  Energy                                9.4
                   6.  Consumer Discretionary                7.5
                   7.  Consumer Staples                      6.6
                   8.  Materials                             3.0
                   9.  Telecommunication Services            2.1
                                                       ---------
                                                           100.0%
                                                       =========

See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                         KELMOORE STRATEGY(R) EAGLE FUND
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      Value
  Shares                                                            (Note 1)
-----------                                                       -------------
COMMON STOCKS - 92.9%
                   CONSUMER DISCRETIONARY - 6.9%
     71,000        EchoStar Communications Corp., Class A+. ....  $   2,324,540
  1,174,200        Sirius Satellite Radio, Inc.+................      4,591,122
     65,000        Under Armour, Inc., Class A+.................      2,601,300
    100,000        XM Satellite Radio Holdings, Inc., Class A+..      1,289,000
                                                                  -------------
                                                                     10,805,962
                                                                  -------------

                   CONSUMER STAPLES - 1.7%
     44,000        Whole Foods Market, Inc. ....................      2,614,920
                                                                  -------------

                   ENERGY - 3.6%
     50,000        ConocoPhillips ..............................      2,976,500
     50,000        Valero Energy Corp. .........................      2,573,500
                                                                  -------------
                                                                      5,550,000
                                                                  -------------

                   FINANCIALS - 6.6%
     20,000        Bear Stearns Cos., Inc. (The)................      2,802,000
      1,300        International Securities Exchange Holdings,
                     Inc. ......................................         60,957
     50,000        Lehman Brothers Holdings, Inc. ..............      3,693,000
     50,000        Morgan Stanley ..............................      3,645,500
                                                                  -------------
                                                                     10,201,457
                                                                  -------------

                   HEALTH CARE - 12.5%
     50,000        Amgen, Inc.+ ................................      3,576,500
     60,000        Biogen Idec, Inc.+ ..........................      2,680,800
     52,000        Celgene Corp.+ ..............................      2,251,600
     50,000        Genentech, Inc.+ ............................      4,135,000
     37,000        Genzyme Corp.+ ..............................      2,496,390
     25,000        Gilead Sciences, Inc.+ ......................      1,717,500
     75,000        Teva Pharmaceutical Industries, Ltd., ADR ...      2,556,750
                                                                  -------------
                                                                     19,414,540
                                                                  -------------

                   INFORMATION TECHNOLOGY - 61.6%
     57,500        Akamai Technologies, Inc.+ ..................      2,874,425
     50,000        Apple Computer, Inc.+  ......................      3,851,500
    154,900        Applied Materials, Inc.  ....................      2,746,377
     74,000        Autodesk, Inc.+ .............................      2,573,720
    125,000        Broadcom Corp., Class A+  ...................      3,792,500
     23,000        CheckFree Corp.+ ............................        950,360
      1,500        Cisco Systems, Inc.+ ........................         34,500
     40,000        Comverse Technology, Inc.+ ..................        857,600
    200,000        Creative Technology, Ltd. ...................      1,300,000
     15,000        eBay, Inc.+. ................................        425,400
    100,000        Electronic Arts, Inc.+ ......................      5,568,000
     10,000        Google, Inc., Class A+ ......................      4,019,000
    247,500        Intel Corp. .................................      5,091,075
    500,000        Juniper Networks, Inc.+  ....................      8,640,000
     60,000        KLA-Tencor Corp. ............................      2,668,200
     75,000        Linear Technology Corp. .....................      2,334,000
    200,000        Marvell Technology Group, Ltd.+  ............      3,874,000
    100,000        Micron Technology, Inc.+  ...................      1,740,000
    197,500        Microsoft Corp. .............................      5,397,675
    100,000        Motorola, Inc. ..............................      2,500,000
    100,000        Network Appliance, Inc.+.....................      3,701,000
    113,000        NVIDIA Corp.+ ...............................      3,343,670
    157,800        Oracle Corp.+ ...............................      2,799,372
     71,000        QUALCOMM, Inc.  .............................      2,580,850
    150,000        Rackable Systems, Inc.+  ....................      4,105,500
    100,000        SanDisk Corp.+  .............................      5,354,000
    950,000        Sun Microsystems, Inc.+  ....................      4,721,500
    100,000        Texas Instruments, Inc. .....................      3,325,000
    500,000        TIBCO Software, Inc.+ .......................      4,490,000
                                                                  -------------
                                                                     95,659,224
                                                                  -------------

                   TOTAL INVESTMENTS - 92.9%
                        (Cost $151,639,984).....................    144,246,103
                                                                  -------------

Number of Contract                           Expiration  Strike
Shares Subject to Call / Put                    Date     Price
----------------------------                 ----------  ------
CALL OPTIONS WRITTEN - (4.4)%++
                   CONSUMER DISCRETIONARY - (0.3%)
     71,000        EchoStar Communications
                     Corp., Class A. ........ 10/21/06     32.50        (78,100)
  1,174,200        Sirius Satellite Radio,
                     Inc. ................... 11/18/06      4.00       (270,066)
     65,000        Under Armour, Inc.,
                     Class A................. 11/18/06     45.00        (94,250)
    100,000        XM Satellite Radio
                     Holdings, Inc., Class A. 10/21/06     15.00        (10,000)
                                                                  -------------
                                                                       (452,416)
                                                                  -------------

                   CONSUMER STAPLES - (0.2%)
     44,000        Whole Foods Market, Inc... 10/21/06     55.00       (255,200)
                                                                  -------------

                   ENERGY - (0.1%)
     50,000        ConocoPhillips ........... 10/21/06     60.00        (65,000)
     50,000        Valero Energy Corp. ...... 10/21/06     52.50        (67,500)
                                                                  -------------
                                                                       (132,500)
                                                                  -------------

                   FINANCIALS - (0.3%)
     20,000        Bear Stearns Cos., Inc.
                     (The)................... 10/21/06    140.00        (68,000)
     50,000        Lehman Brothers Holdings,
                     Inc. ................... 10/21/06     70.00       (230,000)
     50,000        Morgan Stanley ........... 10/21/06     70.00       (195,000)
                                                                  -------------
                                                                       (493,000)
                                                                  -------------
                   HEALTH CARE - (0.6%)
     50,000        Amgen, Inc. .............. 01/20/07     75.00       (102,500)
     60,000        Biogen Idec, Inc. ........ 10/21/06     40.00       (276,000)
     52,000        Celgene Corp. ............ 11/18/06     45.00       (111,800)
     50,000        Genentech, Inc. .......... 11/18/06     85.00       (125,000)
     37,000        Genzyme Corp. ............ 10/21/06     70.00        (40,700)
     25,000        Gilead Sciences, Inc. .... 11/18/06     70.00        (65,000)
     75,000        Teva Pharmaceutical
                     Industries, Ltd., ADR... 10/21/06     32.50       (153,750)
                                                                  -------------
                                                                       (874,750)
                                                                  -------------

                   INFORMATION TECHNOLOGY - (2.9%)
     57,500        Akamai Technologies, Inc.. 10/21/06     45.00       (327,750)
     50,000        Apple Computer, Inc. ..... 10/21/06     80.00       (105,000)
    154,900        Applied Materials, Inc. .. 10/21/06     17.00       (170,390)
     74,000        Autodesk, Inc. ........... 10/21/06     35.00        (66,600)
    125,000        Broadcom Corp., Class A .. 10/21/06     30.00       (243,750)
     23,000        CheckFree Corp. .......... 11/18/06     45.00        (28,750)
     40,000        Comverse Technology, Inc.  10/21/06     22.50        (14,000)
    100,000        Electronic Arts, Inc. .... 12/16/06     55.00       (430,000)
      6,500        Google, Inc., Class A .... 10/21/06    440.00        (19,760)
    247,500        Intel Corp. .............. 10/21/06     20.00       (222,750)
    500,000        Juniper Networks, Inc. ... 10/21/06     15.00     (1,225,000)
     60,000        KLA-Tencor Corp. ......... 10/21/06     47.50        (27,000)
     75,000        Linear Technology Corp. .. 10/21/06     35.00         (7,500)
    200,000        Marvell Technology Group,
                     Ltd. ................... 10/21/06     20.00       (120,000)
    100,000        Micron Technology, Inc. .. 10/21/06     18.00        (50,000)
    197,500        Microsoft Corp. .......... 10/21/06     27.50        (69,125)
    100,000        Motorola, Inc. ........... 10/21/06     25.00       (105,000)
    100,000        Network Appliance, Inc. .. 10/21/06     37.50        (95,000)
    113,000        NVIDIA Corp. ............. 12/16/06     30.00       (293,800)
    157,800        Oracle Corp. ............. 10/21/06     16.00       (284,040)
     71,000        QUALCOMM, Inc.  .......... 10/21/06     40.00        (14,200)
     90,000        Rackable Systems, Inc.  .. 12/16/06     30.00       (207,000)
     60,000        Rackable Systems, Inc.  .. 12/16/06     35.00        (64,500)
    100,000        SanDisk Corp.  ........... 10/21/06     57.50       (160,000)
    950,000        Sun Microsystems, Inc.  .. 10/21/06      5.00        (95,000)
    100,000        Texas Instruments, Inc. .. 11/18/06     35.00        (90,000)
                                                                  -------------
                                                                     (4,535,915)
                                                                  -------------
                   TOTAL CALL OPTIONS WRITTEN
                        (Premiums received $4,261,622)..........     (6,743,781)
                                                                  -------------

Number of Contract                           Expiration  Strike
Shares Subject to Call / Put                    Date     Price
----------------------------                 ----------  ------
PUT OPTIONS WRITTEN - (0.4)%++
                   FINANCIALS - (0.0%)#
     22,200        International Securities
                     Exchange Holdings, Inc.. 10/21/06   $ 45.00        (24,420)
                                                                  -------------

                   INFORMATION TECHNOLOGY - (0.4%)
    198,500        Cisco Systems, Inc. ...... 10/21/06     25.00       (397,000)
    100,000        Palm, Inc. ............... 10/21/06     15.00        (70,000)
    100,000        Yahoo!, Inc.  ............ 10/21/06     25.00        (90,000)
                                                                  -------------
                                                                       (557,000)
                                                                  -------------

                   TOTAL PUT OPTIONS WRITTEN
                        (Cost $735,548).........................       (581,420)
                                                                  -------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 11.9% ................     18,435,443
                                                                  -------------
NET ASSETS - 100.0%.............................................  $ 155,356,345
                                                                  =============

+   Non-income producing security.
++  All of the written call options have common stocks pledged as collateral.
#   Amount represents less than 0.1% of total net assets.
ADR American Depository Receipt.


                   Portfolio Sector Weighting
                   (as a percent of market value)
                   ------------------------------
                   1.  Information Technology              66.1%
                   2.  Health Care                         13.5
                   3.  Consumer Discretionary               7.6
                   4.  Financials                           7.1
                   5.  Energy                               4.0
                   6.  Consumer Staples                     1.7
                                                       --------
                                                          100.0%
                                                       ========
See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                        KELMOORE STRATEGY(R) LIBERTY FUND
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      Value
  Shares                                                            (Note 1)
-----------                                                       -------------
COMMON STOCKS - 94.8%

                   CONSUMER DISCRETIONARY - 6.0%
     20,000        CBS Corp., Class B...........................  $     563,400
     18,000        General Motors Corp. ........................        598,680
     10,000        Harrah's Entertainment, Inc. ................        664,300
     50,000        Time Warner, Inc. ...........................        911,500
                                                                  -------------
                                                                      2,737,880
                                                                  -------------

                   CONSUMER STAPLES - 10.0%
     20,000        Altria Group, Inc. ..........................      1,531,000
     10,000        Coca-Cola Co. (The) .........................        446,800
     25,000        Procter & Gamble Co. ........................      1,549,500
     20,000        Wal-Mart Stores, Inc. .......................        986,400
                                                                  -------------
                                                                      4,513,700
                                                                  -------------
                   ENERGY - 11.0%
     20,000        Chevron Corp. ...............................      1,297,200
     20,000        ConocoPhillips ..............................      1,190,600
     20,000        Exxon Mobil Corp. ...........................      1,342,000
     40,000        Halliburton Co. .............................      1,138,000
                                                                  -------------
                                                                      4,967,800
                                                                  -------------

                   FINANCIALS - 12.6%
     20,000        American Express Co. ........................      1,121,600
     25,000        American International Group, Inc. ..........      1,656,500
        100        Bank of America Corp.  ......................          5,357
     20,000        Citigroup, Inc. .............................        993,400
     12,000        Merrill Lynch & Co., Inc. ...................        938,640
      5,000        Morgan Stanley ..............................        364,550
        700        Wachovia Corp. ..............................         39,060
     16,000        Wells Fargo & Co. ...........................        578,880
                                                                  -------------
                                                                      5,697,987
                                                                  -------------

                   HEALTH CARE - 21.0%
     20,000        Amgen, Inc.+ ................................      1,430,600
     20,000        Eli Lilly & Co. .............................      1,140,000
     20,000        Gilead Sciences, Inc.+ ......................      1,374,000
      3,000        Hospira, Inc.+  .............................        114,810
     15,000        Johnson & Johnson  ..........................        974,100
      3,171        Medco Health Solutions, Inc.+  ..............        190,609
     20,000        MedImmune, Inc.+ ............................        584,200
     20,000        Medtronic, Inc. .............................        928,800
     30,000        Merck & Co., Inc. ...........................      1,257,000
     50,000        Pfizer, Inc. ................................      1,418,000
      1,400        Wyeth  ......................................         71,176
                                                                  -------------
                                                                      9,483,295
                                                                  -------------

                   INDUSTRIALS - 16.2%
     10,000        Boeing Co. ..................................        788,500
     10,000        Caterpillar, Inc. ...........................        658,000
     10,000        FedEx Corp.  ................................      1,086,800
     15,000        General Dynamics Corp.  .....................      1,075,050
     30,000        General Electric Co.  .......................      1,059,000
     35,000        Tyco International, Ltd.  ...................        979,650
     10,000        United Parcel Service, Inc., Class B ........        719,400
     15,000        United Technologies Corp. ...................        950,250
                                                                  -------------
                                                                      7,316,650
                                                                  -------------

                   INFORMATION TECHNOLOGY - 15.1%
     50,000        Cisco Systems, Inc.+ ........................      1,150,000
     26,700        Dell, Inc.+..................................        609,828
     70,000        Intel Corp. .................................      1,439,900
     10,000        International Business Machines Corp.  ......        819,400
     60,000        Microsoft Corp. .............................      1,639,800
     38,400        Oracle Corp.+ ...............................        681,216
     15,000        Texas Instruments, Inc.  ....................        498,750
                                                                  -------------
                                                                      6,838,894
                                                                  -------------

                   MATERIALS - 2.1%
     25,000        Dow Chemical Co. (The)  .....................        974,500
                                                                  -------------

                   TELECOMMUNICATION SERVICES - 0.8%
     10,000        Verizon Communications, Inc. ................        371,300
                                                                  -------------


                   TOTAL COMMON STOCKS
                        (Cost $42,045,351)......................     42,902,006
                                                                  -------------


EXCHANGE-TRADED FUNDS - 8.9%
     50,000        Nasdaq-100 Trust Series 1 ...................      2,032,500
     15,000        SPDR Trust Series 1 .........................      2,002,950
                                                                  -------------

                   TOTAL EXCHANGE -TRADED FUNDS
                        (Cost $4,014,850).......................      4,035,450
                                                                  -------------


Number of Contract                           Expiration  Strike
Shares Subject to Put                           Date     Price
---------------------                        ----------  ------
PUT OPTIONS PURCHASED - 1.2%
                   EXCHANGE-TRADED FUND - 1.2%
    400,000        SPDR Trust Series 1 ...... 10/21/06  $ 134.00        540,000
                                                                  -------------

                   TOTAL PUT OPTIONS PURCHASED
                        (Cost $522,400).........................        540,000
                                                                  -------------

                   TOTAL INVESTMENTS - 104.9%
                        (Cost $46,582,601)......................     47,477,456
                                                                  -------------

Number of Contract                           Expiration  Strike
Shares Subject to Call                          Date     Price
----------------------                       ----------  ------
CALL OPTIONS WRITTEN - (3.0)%++

                   CONSUMER DISCRETIONARY - (0.2%)
     20,000        CBS Corp., Class B........ 12/16/06   $ 30.00         (8,500)
     18,000        General Motors Corp. ..... 10/21/06     32.50        (31,500)
     10,000        Harrah's Entertainment,
                     Inc. ................... 10/21/06     70.00         (9,500)
     50,000        Time Warner, Inc. ........ 10/21/06     17.00        (67,500)
                                                                  -------------
                                                                       (117,000)
                                                                  -------------

                   CONSUMER STAPLES - (0.6%)
     20,000        Altria Group, Inc. ....... 11/18/06     80.00        (18,000)
     10,000        Coca-Cola Co. (The) ...... 10/21/06     45.00         (4,000)
     25,000        Procter & Gamble Co. ..... 10/21/06     55.00       (180,000)
     20,000        Wal-Mart Stores, Inc. .... 10/21/06     45.00        (92,000)
                                                                  -------------
                                                                       (294,000)
                                                                  -------------

                   ENERGY - (0.2%)
     20,000        Chevron Corp. ............ 10/21/06     65.00        (27,000)
     15,000        ConocoPhillips ........... 10/21/06     70.00           (750)
     20,000        Exxon Mobil Corp. ........ 11/18/06     67.50        (44,000)
     40,000        Halliburton Co. .......... 10/21/06     42.50         (2,000)
                                                                  -------------
                                                                        (73,750)
                                                                  -------------

                   FINANCIALS - (0.3%)
     20,000        American Express Co. ..... 10/21/06     55.00        (30,000)
     25,000        American International
                     Group, Inc. ............ 11/18/06     65.00        (61,250)
     20,000        Citigroup, Inc. .......... 12/16/06     50.00        (24,000)
     12,000        Merrill Lynch & Co., Inc.. 10/21/06     80.00        (16,800)
     16,000        Wells Fargo & Co. ........ 10/21/06     37.50         (2,800)
                                                                  -------------
                                                                       (134,850)
                                                                  -------------

                   HEALTH CARE - (0.3%)
     20,000        Amgen, Inc. .............. 10/21/06     72.50        (18,000)
     20,000        Gilead Sciences, Inc. .... 11/18/06     70.00        (52,000)
     15,000        Johnson & Johnson ........ 10/21/06     65.00        (12,750)
     20,000        MedImmune, Inc. .......... 10/21/06     30.00        (11,000)
     20,000        Medtronic, Inc. .......... 10/21/06     47.50         (8,000)
     30,000        Merck & Co., Inc. ........ 10/21/06     42.50        (21,000)
                                                                  -------------
                                                                       (122,750)
                                                                  -------------

                   INDUSTRIALS - (0.4%)
     10,000        Boeing Co. ............... 11/18/06     80.00        (24,000)
     10,000        Caterpillar, Inc. ........ 11/18/06     75.00         (3,500)
     10,000        FedEx Corp. .............. 10/21/06    105.00        (48,000)
     15,000        General Dynamics Corp. ... 10/21/06     70.00        (37,500)
     30,000        General Electric Co. ..... 10/21/06     35.00        (22,500)
     35,000        Tyco International, Ltd... 10/21/06     27.50        (26,250)
     10,000        United Parcel Service,
                     Inc., Class B .......... 10/21/06     70.00        (32,000)
     15,000        United Technologies Corp.. 10/21/06     65.00         (9,000)
                                                                  -------------
                                                                       (202,750)
                                                                  -------------

                   INFORMATION TECHNOLOGY - (0.7%)
     50,000        Cisco Systems, Inc. ...... 11/18/06     25.00        (17,500)
     25,000        Dell, Inc. ............... 10/21/06     22.50        (21,250)
     70,000        Intel Corp. .............. 01/20/07     20.00       (112,000)
     10,000        International Business
                     Machines Corp. ......... 10/21/06     80.00        (30,000)
     60,000        Microsoft Corp. .......... 10/21/06     27.50        (21,000)
     38,400        Oracle Corp. ............. 10/21/06     16.00        (69,120)
     15,000        Texas Instruments, Inc. .. 11/18/06     32.50        (32,250)
                                                                  -------------
                                                                       (303,120)
                                                                  -------------

                   EXCHANGE-TRADED FUNDS - (0.1%)
     50,000        Nasdaq-100 Trust Series 1. 10/21/06     41.00        (25,000)
     15,000        SPDR Trust Series 1 ...... 10/21/06    134.00        (19,500)
                                                                  -------------
                                                                        (44,500)
                                                                  -------------

                   MATERIALS - (0.1%)
     25,000        Dow Chemical Co. (The).... 12/16/06     40.00        (31,250)
                                                                  -------------

                   TELECOMMUNICATION SERVICES - (0.1%)
     10,000        Verizon Communications,
                     Inc. ................... 10/21/06     35.00        (21,500)
                                                                  -------------

                   TOTAL CALL OPTIONS WRITTEN
                        (Premiums received $852,250)............     (1,345,470)
                                                                  -------------

LIABILIITIES IN EXCESS OF CASH AND OTHER ASSETS - (1.9%) .......       (877,577)
                                                                  -------------
NET ASSETS - 100.0% ............................................  $  45,254,409
                                                                  =============

+  Non-income producing security.
++ All of the written call options have common stocks pledged as collateral.

                   Portfolio Sector Weighting
                   (as a percent of market value)
                   ------------------------------
                   1.  Health Care                           20.3%
                   2.  Industrials                           15.4
                   3.  Information Technology                14.2
                   4.  Financials                            12.1
                   5.  Energy                                10.6
                   6.  Exchange-Traded Funds                  9.8
                   7.  Consumer Staples                       9.1
                   8.  Consumer Discretionary                 5.7
                   9.  Materials                              2.0
                   10.  Telecommunication Services            0.8
                                                       ----------
                                                            100.0%
                                                       ==========

See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                            KELMOORE STRATEGIC TRUST
                            ------------------------
                               SEPTEMBER 30, 2006
                               ------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Advisor pursuant to procedures approved by the Board of Trustees. Since the Funds generally purchase highly liquid equity securities trading on major exchanges, it is unlikely that the Fund's will be required to use the fair valuation procedures. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system on which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price or closing price on the Chicago Board Options Exchange ("CBOE"). If there is no sale or closing price available from the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for Federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security, is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option's exercise value (number of shares times strike price).

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                            KELMOORE STRATEGIC TRUST
                            ------------------------
                               SEPTEMBER 30, 2006
                               ------------------

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.


NOTE 2 - TAX DISCLOSURE

No provision for Federal income taxes is required since each Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2006.

The aggregate gross unrealized appreciation and depreciation at September 30, 2006 for the Funds is as follows:

                                                         Appreciated        Depreciated       Net Unrealized
                                            Cost          Securities         Securities      Appreciation/(Depreciation)
                                        --------------------------------------------------------------------------------
Strategy Fund                           $118,804,215      $4,564,412        $(4,744,988)     $  (180,576)
Eagle Fund                               151,639,984       6,878,189         (14,272,070)     (7,393,881)
Liberty Fund                              46,582,601       1,936,659          (1,041,804)        894,855

 At December 31, 2005, the Strategy Fund had capital loss carryforwards for Federal income tax purposes as follows:

                                 YEAR OF EXPIRATION
                ----------------------------------------------------
FUND                2009                2010                2012
----                ----                ----                ----
Strategy        $71,464,398          $62,519,008         $19,872,287

For additional information regarding the accounting policies of the Kelmoore Strategic Trust, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Kelmoore Strategic Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Matthew Kelmon
                           -----------------------------------------------------
                           Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date     10/24/06
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Matthew Kelmon
                           -----------------------------------------------------
                           Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date     10/24/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Shawn K. Young
                           -----------------------------------------------------
                           Shawn K.Young, Treasurer
                           (principal financial officer)

Date     10/24/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.